Document And Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	GENTHERM INCORPORATED
Entity Central Index Key	0000903129
Entity Emerging Growth Company	false
Entity File Number	0-21810
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	95-4318554
Entity Address, Address Line One	28875 Cabot Drive
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	(248)
Local Phone Number	348-9735
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	THRM
Security Exchange Name	NASDAQ